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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Life Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:            9

Form 13F Information Table Value Total:       25,761
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
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                                                              VALUE    SHRS OR                  INVESTMENT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS  CUSIP    [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75% EQUITY UNITS     CONVERTIBLE PFD 020039822    2,688    53,000 SH              SHARED           01   --      --  --
AMEREN CORP 9.75% ACES 5/15/05     CONVERTIBLE PFD 023608201    4,472   160,000 SH              SHARED           01   --      --  --
DEVON ENERGY CORP CV DEB           CONVERTIBLE DEB 25179MAB9      514   500,000 PRN             SHARED           01   --      --  --
DURA AUTOMOTIVE SYSTEMS $1.875     CONVERTIBLE PFD 26632M201    2,311   100,000 SH              SHARED           01   --      --  --
GENERAL MOTORS CORP CV W/PAR       CONVERTIBLE DEB 370442733    1,913    75,000 PRN             SHARED           01   --      --  --
KAMAN CORP CV DEB                  CONVERTIBLE DEB 483548AC7    2,383 2,419,101 PRN             SHARED           01   --      --  --
ST. PAUL COMPANIES INC 9.00%       CONVERTIBLE PFD 792860306    3,699    50,000 SH              SHARED           01   --      --  --
UNITED FIRE & CASUALTY 6.375% CV
   PFD                             CONVERTIBLE PFD 910331305    5,248   175,000 SH              SHARED           01   --      --  --
WORLD COLOR PRESS INC CV DEB       CONVERTIBLE DEB 981443AA2    2,534 2,500,000 PRN             SHARED           01   --      --  --
                                                               25,761


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